Financial Risk Management Activities	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial Risk Management Activities
FINANCIAL RISK MANAGEMENT ACTIVITIES

In the normal course of its operations, the group is exposed to gold price, other commodity price, foreign exchange, interest rate, liquidity, equity price (deemed to be immaterial) and credit risks. In order to manage these risks, the group may enter into transactions which make use of both on- and off-balance sheet derivatives. The group does not acquire, hold or issue derivatives for speculative purposes. The group has developed a comprehensive risk management process to facilitate, control and monitor these risks. The board has approved and monitors this risk management process, inclusive of documented treasury policies, counterparty limits and controlling and reporting structures.

Managing risk in the group

Risk management activities within the group are the ultimate responsibility of the board of directors. The Chief Financial Officer is responsible to the board of directors for the design, implementation and monitoring of the risk management plan. The Audit and Risk Committee is responsible for overseeing risk management plans and systems, as well as financial risks which include a review of treasury activities and the group’s counterparties.

The financial risk management objectives of the group are defined as follows:

•	safeguarding the group’s core earnings stream from its major assets through the effective control and management of gold price risk, other commodity risk, foreign exchange risk and interest rate risk;

•	effective and efficient usage of credit facilities in both the short and long-term through the adoption of reliable liquidity management planning and procedures;

•	ensuring that investment and hedging transactions are undertaken with creditworthy counterparties; and

•
ensuring that all contracts and agreements related to risk management activities are co-ordinated, consistent throughout the group and that they comply where necessary with all relevant regulatory and statutory requirements.

Gold price and foreign exchange risk

Gold price risk arises from the risk of an adverse effect on current or future earnings resulting from fluctuations in the price of gold. The group has transactional foreign exchange exposures, which arise from sales or purchases by an operating unit in currencies other than the unit’s functional currency. The gold market is predominantly priced in US dollars which exposes the group to the risk that fluctuations in the SA rand/US dollar, Brazilian real/US dollar, Argentinean peso/US dollar and Australian dollar/US dollar exchange rates may also have an adverse effect on current or future earnings. The group is also exposed to certain by-product commodity price risk.

Net open hedge position as at 31 December 2019

The group had no outstanding commitments against future production potentially settled in cash.

Interest rate and liquidity risk

The group manages liquidity risk by ensuring that there is sufficient committed borrowing and banking facilities after taking into consideration the actual and forecast cash flows, in order to meet the group's short, medium and long term funding and liquidity management requirements.

In the ordinary course of business, the group receives cash from the proceeds of its gold sales and is required to fund its working capital and capital expenditure requirements. This cash is managed to ensure surplus funds are invested in a manner to achieve market-related returns whilst minimising risks. The group is able to actively source financing at competitive rates. The counterparties are financial and banking institutions and their credit ratings are regularly monitored.

The group has sufficient undrawn borrowing facilities available to fund its working capital and capital requirements (notes 26 and 36).
35    FINANCIAL RISK MANAGEMENT ACTIVITIES (continued)
The following are the contractual maturities of financial liabilities, including interest payments:

Financial liabilities

	Within one year		Between one and two years		Between two and five years		After five years		Total
2019	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Trade and other payables	586		15		—		—		601
Borrowings	802		185		1,012		602		2,601
- In USD	790	5.8	132	6.0	913	6.1	602	6.5	2,437
- AUD in USD equivalent	—	2.3	—	2.3	22	2.3	—	—	22
- TZS in USD equivalent	6	12.5	47	12.5	—	—	—	—	53
- ZAR in USD equivalent	6	8.1	6	8.1	77	8.1	—	—	89
2018
Trade and other payables	562		—		—		—		562
Gold and oil derivative contracts	9		—		—		—		9
Borrowings	133		836		1,120		663		2,752
- In USD	112	5.8	790	5.8	1,025	6.0	622	6.5	2,549
- AUD in USD equivalent	7	6.8	7	6.8	23	6.8	26	6.8	63
- TZS in USD equivalent	5	12.5	3	12.5	29	12.5	—	—	37
- ZAR in USD equivalent	9	9.0	36	9.0	43	9.7	15	14.7	103
2017
Trade and other payables	615		—		—		—		615
Borrowings	137		343		1,912		695		3,087
- In USD	98	5.4	145	5.4	1,643	5.5	641	6.5	2,527
- AUD in USD equivalent	16	5.1	174	5.1	25	6.8	38	6.8	253
- ZAR in USD equivalent	23	8.9	24	8.9	244	9.1	16	15.5	307

With the implementation of IFRS 16 effective 1 January 2019 the finance lease liabilities historically included in borrowings have been reallocated to lease liabilities. The table below provides a breakdown of the contractual maturities including interest payments of the lease liabilities.

	Within one year		Between one and two years		Between two and five years		After five years		Total
2019	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Lease liabilities	51		33		54		56		194
- In USD	22	7.0	4	7.0	8	7.0	1	7.0	35
- AUD in USD equivalent	22	3.5	22	3.5	42	3.5	55	3.5	141
- BRL in USD equivalent	3	6.8	3	6.8	3	6.8	—	—	9
- ZAR in USD equivalent	4	9.8	4	9.8	1	9.8	—	—	9

Credit risk

Credit risk arises from the risk that a counterparty may default or not meet its obligations timeously. The group minimises credit risk by ensuring that credit risk is spread over a number of counterparties. These counterparties are financial and banking institutions. Counterparty credit limits and exposures are reviewed by the Audit and Risk Committee. Where possible, management ensures that netting agreements are in place. No set-off is applied to the statement of financial position due to the different maturity profiles of assets and liabilities.

35    FINANCIAL RISK MANAGEMENT ACTIVITIES (continued)

The combined maximum credit risk exposure of the group is as follows:

	US Dollars
Figures in millions	2019	2018	2017

Other investments (1)	67	59	58
Trade and other receivables	57	41	33
Cash restricted for use (note 23)	64	66	65
Cash and cash equivalents (note 24)	456	329	205
Total financial assets	644	495	361

(1) Included in other investments are amounts transferred to held for sale.

Trade and other receivables, that are past due but not impaired totalled $15m (2018: $6m; 2017: $10m). Other investments that are impaired totalled $1m (2018: nil; 2017: $3m).

Trade receivables mainly comprise banking institutions purchasing gold bullion. Normal market settlement terms are two working days.

The group does not generally obtain collateral or other security to support financial instruments subject to credit risk, but monitors the credit standing of counterparties.

Fair value of financial instruments

The estimated fair values of financial instruments are determined at discrete points in time based on relevant market information.

The estimated fair value of the group’s other investments and borrowings as at 31 December are as follows:

Type of instrument

	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
US Dollar millions	2019		2018		2017
Financial assets
Other investments (1)	170	170	147	147	138	140
Financial liabilities
Borrowings (note 26)	2,033	2,135	2,050	2,084	2,268	2,377

(1) Included in other investments are amounts transferred to held for sale.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash restricted for use, cash and cash equivalents, trade and other receivables and trade and other payables
The carrying amounts approximate fair value due to their short term nature.

Investments and other non-current assets
Listed equity investments classified as FVTOCI and FVTPL are carried at fair value in level 1 of the fair value hierarchy while fixed income investments and other non-current assets are carried at amortised cost.

Borrowings
The rated bonds are carried at amortised cost and their fair values are their closing market values at the reporting date (fair value hierarchy - level 1). The interest rate on the remaining borrowings is reset on a short-term floating rate basis, and accordingly the carrying amount is considered to approximate fair value.

Fair value hierarchy
The group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1:	quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2:	inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and

Level 3:	inputs for the asset or liability that are not based on observable market data (unobservable inputs).

35    FINANCIAL RISK MANAGEMENT ACTIVITIES (continued)

The following table sets out the group’s financial assets measured at fair value by level within the fair value hierarchy as at 31 December:

Type of instrument
Assets measured at fair value on a recurring basis

US Dollar millions	Level 1	Level 2	Level 3	Total
	2019

Equity securities - FVTPL (1)	21	—	—	21
Equity securities - FVTOCI	82	—	—	82

	2018
Equity securities - FVTPL	19	—	—	19
Equity securities - FVTOCI	69	—	—	69
	2017

Equity securities - available-for-sale	80	—	—	80

(1) Included in equity securities - FVTPL are amounts transferred to held for sale.

Environmental obligations

Pursuant to environmental regulations in the countries in which we operate, we are obligated to close our operations and rehabilitate the lands which we mine in accordance with these regulations. As a consequence, AngloGold Ashanti is required in some circumstances to provide either reclamations bonds issued by third party entities, establish independent trust funds or provide guarantees issued by the operation to the respective environmental protection agency or such other government department with responsibility for environmental oversight in the respective country to cover the potential environmental rehabilitation obligation in specified amounts.

In most cases, the environmental obligations will expire on completion of the rehabilitation although in some cases we are required to potentially post bonds for events unknown that may arise after the rehabilitation has been completed.

In Australia, since 2014, the group has paid an amount of AUD $6.8m into a Mine Rehabilitation Fund for a current carrying value of the liability of AUD $137.9m. At Iduapriem the group has provided a bond comprised of a cash component of $9.99m with a further bond guarantee amounting to $36.6m issued by Ecobank Ghana Limited, United Bank for Africa (Ghana) Limited and Barclays Ghana Limited for a current carrying value of the liability of $46.3m. At Obuasi the group has provided a bond comprised of a cash component of $20.6m with a further bank guarantee amounting to $30m issued by Nedbank Limited for a current carrying value of the liability of $186.3m. In some circumstances, the group may be required to post further bonds in future years, which will result in a consequential income statement charge for the fees charged by the providers of the reclamation bonds.

In South Africa, AngloGold Ashanti has established a trust fund which has assets of ZAR 1.156bn and guarantees of ZAR 0.549bn issued by various banks, for a current carrying value of the liability of ZAR 0.897bn. The fund, guarantees and liability form part of the South African disposal group and have been transferred to held for sale. Refer to note 9.

35    FINANCIAL RISK MANAGEMENT ACTIVITIES (continued)

Sensitivity analysis
Interest rate risk on other financial assets and liabilities (excluding derivatives)
The group also monitors interest rate risk on other financial assets and liabilities.
The following table shows the approximate interest rate sensitivities of other financial assets and liabilities at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below). As the sensitivity is the same (linear) for both increases and decreases in interest rates only absolute numbers are presented.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2019
Financial assets
USD denominated	100	1	1
AUD denominated	150	1	1
Financial liabilities
TZS denominated	250	2,704	1
ZAR denominated(2)	150	15	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2018
Financial assets
USD denominated	100	1	1
AUD denominated	150	1	1
BRL denominated	250	2	1
Financial liabilities
TZS denominated	250	1,680	1
ZAR denominated(2)	150	14	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2017
Financial assets
USD denominated	100	1	1
ZAR denominated(1)(2)	150	2	—
Financial liabilities
ZAR denominated(2)	150	41	3
AUD denominated	100	3	2

(1) A change of 100 basis points in financial assets results in less than a $1m change in the interest amount.
(2) This is the only interest rate risk for the company.

35    FINANCIAL RISK MANAGEMENT ACTIVITIES (continued)

Foreign exchange risk

Foreign exchange risk arises on financial instruments that are denominated in a foreign currency.

The following table discloses the approximate foreign exchange risk sensitivities of borrowings at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total
		US$ Million		US$ Million		US$ Million
	2019		2018		2017
Borrowings
ZAR denominated (R/$)	Spot (+R1.50)	(7)	Spot (+R1.50)	(7)	Spot (+R1.50)	(26)
TZS denominated (TZS/$)	Spot (+TZS250)	(5)	Spot (+TZS250)	(3)
AUD denominated (AUD/$)	Spot (+AUD0.1)	(1)	Spot (+AUD0.1)	(3)	Spot (+AUD0.1)	(16)
ZAR denominated (R/$)	Spot (-R1.50)	9	Spot (-R1.50)	9	Spot (-R1.50)	33
TZS denominated (TZS/$)	Spot (-TZS250)	6	Spot (-TZS250)	4
AUD denominated (AUD/$)	Spot (-AUD0.1)	1	Spot (-AUD0.1)	4	Spot (-AUD0.1)	19

The borrowings total in the denominated currency will not be influenced by a movement in its exchange rate.